Subsidiary Guarantors (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiary Guarantors [Abstract]
Schedule of Condensed Consolidating Balance Sheet

	Balance Sheet
	December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Assets
Current assets
Cash and cash equivalents	$1	$575	$—	$—	$576
Accounts receivable	—	1,612	346	—	1,958
Unbilled revenue	—	18,102	3,410	—	21,512
Risk management assets	—	969	—	—	969
Other current assets	—	2,967	259	—	3,226
Total current assets	1	24,225	4,015	—	28,241
Property, plant and equipment, net	—	165,001	58,818	—	223,819
Investment in subsidiaries	80,164	51,613	—	(131,777)	—
Other assets, net	—	4,636	—	—	4,636
Total assets	$80,165	$245,475	$62,833	$(131,777)	$256,696

Liabilities and Partners’ Capital
Current liabilities
Accounts payable	$—	$5,100	$427	$—	$5,527
Accrued gas purchases	—	14,606	2,428	—	17,034
Accrued expenses and other current liabilities	—	9,150	469	—	9,619
Total current liabilities	—	28,856	3,324	—	32,180
Other liabilities	—	8,170	458	—	8,628
Long-term debt	—	128,285	—	—	128,285
Total liabilities	—	165,311	3,782	—	169,093
Partners' capital
Total partners' capital	80,165	80,164	51,613	(131,777)	80,165
Noncontrolling interest	—	—	7,438	—	7,438
Total equity	80,165	80,164	59,051	(131,777)	87,603
Total liabilities and equity	$80,165	$245,475	$62,833	$(131,777)	$256,696

Schedule of Condensed Consolidating Statements of Operations

	Statement of Operations
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Revenue	$—	$172,977	$25,441	$(1,167)	$197,251
Unrealized gains (loss) on commodity derivatives	—	992	—	—	992
Total revenue	—	173,969	25,441	(1,167)	198,243
Operating expenses:
Purchases of natural gas, NGLs and condensate	—	126,649	19,690	(1,167)	145,172
Direct operating expenses	—	13,895	2,903	—	16,798
Selling, general and administrative expenses	—	14,309	—	—	14,309
Equity compensation expense	—	1,783	—	—	1,783
Depreciation and accretion expense	—	20,474	810	—	21,284
Total operating expenses	—	177,110	23,403	(1,167)	199,346
Gain (loss) on involuntary conversion of property, plant and equipment	—	(1,021)	—	—	(1,021)
Gain (loss) on sale of assets, net	—	123	—	—	123
Operating income (loss)	—	(4,039)	2,038	—	(2,001)
Other income (expenses):
Earnings from consolidated affiliates	(6,509)	1,781	—	4,728	—
Interest expense	—	(4,570)	—	—	(4,570)
Net income (loss) from continuing operations	(6,509)	(6,828)	2,038	4,728	(6,571)
Income from discontinued operations	—	319	—	—	319
Net income (loss)	(6,509)	(6,509)	2,038	4,728	(6,252)
Net income (loss) attributable to noncontrolling interests	—	—	256	—	256
Net income (loss) attributable to the Partnership	$(6,509)	$(6,509)	$1,782	$4,728	$(6,508)

Schedule of Condensed Consolidating Statements of Cash Flow

	Statement of Cash Flows
	Year ended December 31, 2012
	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
	(in thousands)
Net cash provided (used) in operating activities	$—	$16,310	$2,038	$—	$18,348
Cash flows from investing activities
Cost of acquisition, net of cash acquired	—	(51,377)	—	—	(51,377)
Additions to property, plant and equipment	—	(10,870)	(835)	—	(11,705)
Proceeds from disposals of property, plant and equipment	—	128	—	—	128
Proceeds from property damage insurance recoveries	—	527	—	—	527
Net contributions from affiliates	16,057	—	—	(16,057)	—
Net cash provided (used) in investing activities	16,057	(61,592)	(835)	(16,057)	(62,427)
Cash flows from financing activities
Net distributions to affiliates	—	(15,079)	(978)	16,057	—
Unit holder contributions	13	—	—	—	13
Unit holder distributions	(16,070)	—	—	—	(16,070)
Net distributions to noncontrolling interest owners	—	—	(225)	—	(225)
LTIP tax netting unit repurchase	—	(385)	—	—	(385)
Deferred debt issuance costs	—	(1,564)	—	—	(1,564)
Payments on long-term debt	—	(59,230)	—	—	(59,230)
Borrowings on long-term debt	—	121,245	—	—	121,245
Net cash provided (used) in financing activities	(16,057)	44,987	(1,203)	16,057	43,784
Net increase (decrease) in cash and cash equivalents	—	(295)	—	—	(295)
Cash and cash equivalents
Beginning of period	1	870	—	—	871
End of period	$1	$575	$—	$—	$576
Supplemental cash flow information
Interest payments	$—	$3,185	$—	$—	$3,185
Supplemental non-cash information
Increase (decrease) in accrued property, plant and equipment	$—	$6,968	$—	$—	$6,968
Increase (decrease) in receivables for reimbursable construction in progress projects	$—	$141	$—	$—	$141